RELATED PARTIES - TRANSACTIONS AND BALANCES: (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Accounts payable and accruals	$ 174	$ 636